Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	GARDNER DENVER HOLDINGS, INC.
Entity Central Index Key	0001699150
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false